Company Information - Vesting of bonus shares (Details)			12 Months Ended
	Jun. 28, 2021	Jun. 28, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
AGA
Disclosure of other provisions [line items]
Number of bonus shares vested				517,550
Bonus share award plans
Disclosure of other provisions [line items]
Number of bonus shares vested			29,100	517,550	87,500
AGA 2019-1
Disclosure of other provisions [line items]
Number of bonus shares vested	29,100	29,100	29,100